Revenue - Franchisees and distributors (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 10,085,649	¥ 9,071,659	¥ 8,978,986
Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,321,490	8,413,281	8,391,342
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	764,159	658,378	587,644
the PRC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,442,156	7,291,219	6,044,100
Other Asian countries excluding the PRC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,174,323	961,622	1,428,035
America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,189,119	584,630	1,221,058
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	174,691	117,214	172,169
Other countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 105,360	¥ 116,974	¥ 113,624